EQUITY INCENTIVE PLAN (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Mar. 31, 2025	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, options, vested and expected to vest, exercisable, number	7,456,500	7,456,500
Share-based compensation arrangement by share-based payment award, options, outstanding, weighted average exercise price	$ 0.0518	$ 0.0518	$ 0.0518		$ 0.0518
Closing market price	$ 0.0128
Non-vested options outstanding		0
Equity Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Aggregate intrinsic value of vested share options	$ 0		$ 0	$ 0